Advances from customers	12 Months Ended
Jun. 30, 2025
Advances from customers
Advances from customers

26. Advances from customers

Advances from customers arise from the “Cash sale” modality, in which rural producers advance payments to the Group at the beginning of a harvest, before the billing of agricultural inputs. These advances are settled in the short term.

(a)    Movement in the year

	2025	2024	2023

Opening balance	235,037	488,578	320,560

Revenue recognized that was included in the contract liability balance at the beginning of the year	(520,227)	(670,862)	(320,560)
Increase in advances	369,134	376,563	427,463
Advances from acquired companies	—	40,758	61,115

Ending balance	83,944	235,037	488,578